Related Party Transactions and Balanes	12 Months Ended
Dec. 31, 2019
Related Party Transactions and Balanes [Abstract]
RELATED PARTY TRANSACTIONS AND BALANES

13. RELATED PARTY TRANSACTIONS AND BALANES

As of December 31, 2019, the Company had a balance of $14,364 due from Shanghai Xingzhong Investment Management Limited Partnership, which was a platform for certain officers and employees holding the Company shares. The balance was an operating expense paid on behalf of the related party, and was receivable on demand and interest-free. As of December 31, 2018, the Company had no balances with related parties.

During the year ended December 31, 2018, Mr. Weiguang Yang, the principal shareholder, the CEO and Chairman of the Board of the Company, and Ms. Zhihua Zhen, the spouse of Mr. Yang, provided guarantee for the Company's short-term borrowings of $727,220 (Note 9).

On May 3, 2017, Mr. Weiguang Yang transferred 4.0% of equity interest of Shanghai Xingzhong Investment Management LLP, which was equivalent to 85,920 shares of ordinary share of Zhongchao Shanghai to Mr. Baoqian Tian, the sales director of the Company. The fair value of the ordinary share aggregated $274,027 (Note 16) which is to compensate the services to be rendered by the employee.

On February 28, 2019, Mr. Weiguang Yang transferred 1.0% and 4.75% of equity interest of Shanghai Xingzhong Investment Management LLP, which was equivalent to 29,970 and 142,229 shares of ordinary share of Zhongchao Shanghai, to Ms. Pei Xu, the Chief Financial Officer of the Company, and Ms. Shuang Wu, the Chief Operation Officer of the Company, respectively. The ordinary shares will vest after a ten-year service period is fulfilled. The fair value of these ordinary shares aggregated $827,413 (Note 16) which is to compensate the services to be rendered by the employee.

The value of the shares of $274,027 and $827,413 transferred were charged to expenses over the five or ten years request service period starting from each of the grant date in the Company's consolidated statements of income and comprehensive income with a corresponding credit to additional paid-in capital.